OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road Watkinsville, Georgia	30677
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (706) 583-5207

Date of fiscal year end:         May 31, 2012

Date of reporting period:       August 31, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

STADION MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

Shares	MONEY MARKET FUNDS — 99.9%	Value

1,210,208,614	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)
	(Cost $1,210,208,614)	$1,210,208,614

	Total Investments at Value — 99.9% (Cost $1,210,208,614)	$1,210,208,614

	Other Assets in Excess of Liabilities — 0.1%	1,003,767

	Net Assets — 100.0%	$1,211,212,381

STADION CORE ADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

Shares	EXCHANGE-TRADED FUNDS — 49.8%	Value

66,190	iShares Barclays 1-3 Year Treasury Bond Fund	$5,606,955
27,180	iShares Barclays 7-10 Year Treasury Bond Fund	2,798,996
25,420	iShares Barclays Short Treasury Bond Fund	2,802,301
55,370	iShares Dow Jones Select Dividend Index Fund	2,821,655
46,030	iShares S&P 500 Index Fund	5,647,881
55,650	PIMCO Enhanced Short Maturity Strategy Fund	5,604,512
83,280	Utilities Select Sector SPDR ETF	2,824,858

	Total Exchange-Traded Funds (Cost $28,264,643)	$28,107,158

Shares	MONEY MARKET FUNDS — 48.5%	Value

27,368,979	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)
	(Cost $27,368,979)	$27,368,979

	Total Investments at Value — 98.3% (Cost $55,633,622)	$55,476,137

	Other Assets in Excess of Liabilities — 1.7%	975,858

	Net Assets — 100.0%	$56,451,995

(a) Variable rate security. The rate shown is the 7-day effective yield as of August 31, 2011.

See accompanying notes to Schedules of Investments.

STADION INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2011 (Unaudited)

1.	Securities Valuation

The portfolio securities of Stadion Managed Portfolio and Stadion Core Advantage Portfolio (the “Funds”) are carried at market value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time).  Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price.  Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which the portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2011 by security type:

Stadion Managed Portfolio:	Level 1	Level 2	Level 3	Total
Money Market Funds	$1,210,208,614	$-	$-	$1,210,208,614
Total	$1,210,208,614	$-	$-	$1,210,208,614

STADION INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Stadion Core Advantage Portfolio:	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$28,107,158	$-	$-	$28,107,158
Money Market Funds	27,368,979	-	-	27,368,979
Total	$55,476,137	$-	$-	$55,476,137

During the quarter ended August 31, 2011, the Funds did not have any significant transfers in and out of any Level.  The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the quarter ended or as of August 31, 2011.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2011:

	Stadion Managed Portfolio	Stadion Core Advantage Portfolio

Cost of portfolio investments	$1,210,208,614	$55,939,005

Gross unrealized appreciation	$-	$170,792
Gross unrealized depreciation	-	(633,660)

Net unrealized depreciation	$-	$(462,868)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Stadion Core Advantage Portfolio is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Stadion Investment Trust

By (Signature and Title)*		/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date	October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date	October 27, 2011

By (Signature and Title)*		/s/ Timothy A. Chapman
Timothy A. Chapman, Treasurer and Principal Financial Officer

Date	October 27, 2011

* Print the name and title of each signing officer under his or her signature.